EARNINGS PER SHARE (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Diluted net loss per share	$ 677,206	$ 80,741
Convertible Debt [Member]
Diluted net loss per share	622,142
Warrant [Member]
Diluted net loss per share	38,824
Options [Member]
Diluted net loss per share	$ 16,240	$ 80,741